Operating Leases - Supplemental Disclosures (Details)	Dec. 31, 2024	Dec. 31, 2023
Supplemental disclosures about leases
Weighted average remaining lease term (in years)	5 years	5 years
Weighted average discount rate	4.06%	4.28%